Trade receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement [line items]
Provisions for trade receivables
(USD millions)	2018	2017

Total gross trade receivables	8 853	8 790

Provisions for doubtful trade receivables	– 126	– 190

Total trade receivables, net	8 727	8 600

Trade receivables provision movements
(USD millions)	2018	2017	2016

January 1	– 190	– 162	– 142

Impact of divestments		12

Impact of business combination	– 1

Provisions for doubtful trade receivables charged to the consolidated income statement	– 47	– 119	– 76

Utilization provisions for doubtful trade receivables	39	12	17

Reversal of provisions for doubtful trade receivables	61	76	37

Currency translation effects	12	– 9	2

December 31	– 126	– 190	– 162

Overdue amounts and related provision
(USD millions)	2018	2017

Not overdue	7 916	7 758

Past due for not more than one month	296	279

Past due for more than one month but less than three months	194	230

Past due for more than three months but less than six months	136	137

Past due for more than six months but less than one year	98	137

Past due for more than one year	213	249

Provisions for doubtful trade receivables	– 126	– 190

Total trade receivables, net	8 727	8 600

Gross trade receivable from closely monitored countries
(USD millions)	2018	2017

Total balance of gross trade receivables from closely monitored countries	1 729	1 733

Past due for more than one year	97	124

Provisions	44	95

Trade receivables denominated in other currencies
(USD millions)	2018	2017

US dollar (USD)	3 510	3 451

Euro (EUR)	1 551	1 533

Japanese yen (JPY)	658	600

Chinese yuan (CNY)	282	312

Russian ruble (RUB)	247	268

Brazilian real (BRL)	206	237

British pound (GBP)	183	208

Australian dollar (AUD)	161	165

Swiss franc (CHF)	100	127

Canadian dollar (CAD)	136	73

Other currencies	1 693	1 626

Total trade receivables, net	8 727	8 600